Goodwill	12 Months Ended
Mar. 31, 2022
Goodwill
12. Goodwill
Goodwill arising from a business combination is tested for impairment at least on an annual basis. There were no changes in the carrying amount of goodwill of Rs. 74,937.9 million (US$ 987.7 million) for the year
s
ended March 31, 2021 and March 31, 2022. The entire amount of goodwill was allocated to the retail business.